UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
------------------------------------------------------------------------------
(Address of principal executive offices)           (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF GOVERNMENT SECURITIES FUND
December 31, 2004

UNITED STATES GOVERNMENT SECURITIES	Principal Amount in Thousands	Value

Agency Obligations - 11.08%
Federal Home Loan Mortgage Corporation:
3.25%, 2-25-08	$ 6,000	$5,957,634
4.125%, 2-24-11	1,400	1,378,420
Rowan Companies, Inc.,
2.8%, 10-20-13	2,571	2,446,838
Tennessee Valley Authority:
4.875%, 12-15-16	9,000	9,476,946
5.88%, 4-1-36	7,750	8,500,851

Total Agency Obligations		27,760,689

Mortgage-Backed Obligations - 77.32%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Security,
7.066%, 1-25-12	3,639	3,752,242
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	3,105	3,204,851
4.0%, 5-15-16	6,412	6,419,870
4.0%, 10-15-16	5,994	5,993,010
5.0%, 5-15-23	8,000	7,840,191
5.5%, 4-15-24 (Interest Only)	7,049	794,319
5.5%, 4-15-24 (Interest Only)	4,445	400,309
5.5%, 6-20-28 (Interest Only)	7,903	917,554
6.0%, 3-15-29	1,171	1,211,124
5.0%, 7-15-29 (Interest Only)	3,501	515,680
7.5%, 9-15-29	4,442	4,835,802
4.0%, 2-15-30	3,000	2,947,558
6.5%, 6-15-30	139	139,088
4.25%, 3-15-31	3,403	3,392,074
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.5%, 9-1-07	8	8,728
5.5%, 3-1-18	5,153	5,331,536
8.0%, 2-1-23	131	143,163
6.5%, 11-1-24	201	211,755
7.0%, 12-1-25	501	533,619
6.0%, 11-1-28	2,909	3,015,295
7.0%, 5-1-31	66	70,418
6.5%, 11-1-31	1,102	1,157,695
6.0%, 2-1-32	827	855,632
6.5%, 6-1-32	614	644,730
5.5%, 3-1-33	9,897	10,063,478
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	933	223,844
5.0%, 4-15-18	3,950	3,984,194
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	7,000	7,060,143
5.0%, 3-25-18 (Interest Only)	2,660	258,686
5.0%, 6-25-18	6,000	6,110,567
4.5%, 8-25-18	2,500	2,517,493
5.5%, 2-25-32	4,500	4,610,501
4.0%, 11-25-32	2,204	2,187,256
4.0%, 2-25-33	1,967	1,958,110
4.0%, 3-25-33	4,475	4,440,418
3.5%, 8-25-33	7,965	7,719,926
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
7.135%, 6-1-07	5,223	5,540,020
7.15%, 6-1-07	2,120	2,248,694
5.5%, 1-1-17	1,525	1,578,191
6.0%, 1-1-17	1,085	1,137,124
5.5%, 7-1-17	812	840,532
5.5%, 12-1-17	2,734	2,828,152
5.0%, 3-1-18	8,750	8,900,638
5.5%, 10-1-23	2,827	2,879,761
7.0%, 12-1-23	577	615,393
5.0%, 4-1-24	4,205	4,223,001
7.42%, 10-1-25	5,623	6,491,397
Federal National Mortgage Association Non-Agency REMIC/CMO:
5.0%, 5-25-18	10,000	10,095,806
5.0%, 3-25-33	4,000	4,094,130
Government National Mortgage Association, Agency REMIC/CMO,
5.0%, 1-20-32	3,904	3,947,022
Government National Mortgage Association, Fixed Rate Pass-Through Certificates:
7.0%, 7-15-23	369	393,844
7.0%, 8-20-27	72	76,789
6.5%, 7-15-28	766	807,792
9.75%, 11-15-28	2,795	3,046,905
6.5%, 5-15-29	573	604,678
7.75%, 10-15-31	1,880	1,994,949
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	1,570	1,660,266
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-1 Class 2-E,
7.0%, 1-15-28	3,093	3,127,911
2001-3 Class G,
6.5%, 4-15-27	2,500	2,570,431
2002-1 Class 2-G,
6.5%, 10-15-25	3,500	3,581,802
2002-3 Class G,
6.0%, 2-15-30	4,000	4,176,140
2003-1 Class D,
5.75%, 12-15-25	4,000	4,086,620
2003-1 Class E,
5.75%, 4-15-27	4,000	4,147,432
2003-2 Class D,
5.0%, 11-15-23	750	762,801
2003-2 Class E,
5.0%, 12-15-25	1,750	1,768,879

Total Mortgage-Backed Obligations		193,697,959

Treasury Obligations - 10.07%
United States Treasury Bond,
6.125%, 11-15-27	8,000	9,343,440
United States Treasury Notes:
3.5%, 11-15-06	3,000	3,025,314
4.75%, 11-15-08	10,500	10,997,521
5.0%, 2-15-11	1,750	1,861,631

Total Treasury Obligations		25,227,906

TOTAL UNITED STATES GOVERNMENT SECURITIES - 98.47%		$246,686,554

(Cost: $243,342,175)

TOTAL SHORT-TERM SECURITY - 1.53%		$3,830,734

(Cost: $3,830,734)

TOTAL INVESTMENT SECURITIES - 100.00%		$250,517,288

(Cost: $247,172,909)

THE INVESTMENTS OF LIMITED-TERM BOND FUND
December 31, 2004

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.18%
Raytheon Company,
6.75%, 8-15-07	$5,000	$5,386,535

Banks - 0.48%
First Union Corporation,
6.875%, 9-15-05	800	820,494

Broadcasting - 4.61%
Clear Channel Communications, Inc.,
4.625%, 1-15-08	3,000	3,046,347
Grupo Televisa, S.A.,
8.625%, 8-8-05	2,000	2,070,000
Viacom Inc.,
7.75%, 6-1-05	2,650	2,697,157
		7,813,504

Business Equipment and Services - 2.60%
USA Waste Services, Inc.,
7.125%, 10-1-07	4,050	4,398,693

Capital Equipment and Services - 2.42%
John Deere Capital Corporation:
5.125%, 10-19-06	1,000	1,029,813
4.5%, 8-22-07	3,000	3,069,105
		4,098,918

Chemicals - Specialty - 1.14%
Praxair, Inc.,
2.75%, 6-15-08	2,000	1,930,314

Finance Companies - 3.64%
Ford Motor Credit Company,
6.875%, 2-1-06	3,500	3,605,700
General Motors Acceptance Corporation,
6.625%, 10-15-05	2,500	2,555,845
		6,161,545

Food and Related - 3.85%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,989,488
Kellogg Company,
4.875%, 10-15-05	3,500	3,541,853
		6,531,341

Forest and Paper Products - 1.81%
Weyerhaeuser Company,
5.5%, 3-15-05	3,053	3,067,059

Insurance - Life - 2.07%
Lincoln National Corporation,
7.25%, 5-15-05	3,450	3,508,095

Insurance - Property and Casualty - 0.56%
American General Finance Corporation,
7.25%, 5-15-05	930	945,127

Leisure Time Industry - 1.69%
Walt Disney Company (The),
7.3%, 2-8-05	2,850	2,862,169

Multiple Industry - 8.03%
General Electric Capital Corporation,
2.85%, 1-30-06	3,000	2,992,419
Honeywell International Inc.,
6.875%, 10-3-05	700	718,746
Household Finance Corporation,
6.5%, 1-24-06	3,000	3,101,304
Kansas City Power & Light Company:
7.125%, 12-15-05	1,940	2,009,807
6.0%, 3-15-07	1,670	1,744,854
National Rural Utilities Cooperative Finance Corporation,
6.125%, 5-15-05	3,000	3,036,663
		13,603,793

Petroleum - International - 3.04%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	3,000	3,119,364
Petroleos Mexicanos,
8.375%, 3-30-05	2,000	2,027,000
		5,146,364

Railroad - 3.75%
CSX Corporation,
6.25%, 10-15-08	3,152	3,398,414
Union Pacific Corporation,
7.6%, 5-1-05	2,925	2,964,643
		6,363,057

Utilities - Electric - 8.44%
Dominion Resources, Inc.,
7.625%, 7-15-05	4,230	4,330,429
FPL Group Capital Inc,
7.625%, 9-15-06	5,020	5,362,218
PacifiCorp,
6.75%, 4-1-05	2,985	3,013,555
Wisconsin Energy Corporation,
5.875%, 4-1-06	1,548	1,599,729
		14,305,931

Utilities - Telephone - 2.94%
Compania de Telecomunicaciones de Chile S.A.,
7.625%, 7-15-06	1,500	1,589,268
GTE Corporation,
6.36%, 4-15-06	3,264	3,385,930
		4,975,198

TOTAL CORPORATE DEBT SECURITIES - 54.25%		$91,918,137

(Cost: $91,911,331)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 5.97%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	5,000	5,001,720
Federal National Mortgage Association,
4.25%, 7-15-07	5,000	5,104,795
		10,106,515

Mortgage-Backed Obligations - 21.10%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	2,536	2,527,416
3.5%, 12-15-16	1,933	1,899,749
5.5%, 7-15-17 (Interest Only)	2,772	269,190
5.5%, 10-15-23 (Interest Only)	13,497	1,282,878
5.5%, 4-15-24 (Interest Only)	4,220	475,508
5.0%, 6-15-24 (Interest Only)	4,000	598,403
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 5-1-07	474	486,019
4.5%, 5-1-10	2,021	2,035,866
4.0%, 6-1-14	4,676	4,636,025
5.5%, 2-1-16	100	104,021
6.0%, 4-1-17	82	85,800
5.0%, 9-1-17	223	226,809
4.5%, 1-1-18	2,283	2,280,416
5.0%, 1-1-18	368	373,829
4.5%, 2-1-18	2,334	2,331,425
4.5%, 4-1-18	2,290	2,287,510
4.5%, 3-1-19	3,770	3,759,376
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 3-25-16 (Interest Only)	4,678	376,269
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 6-1-16	31	32,095
5.5%, 1-1-17	161	166,627
5.5%, 2-1-17	140	144,964
5.5%, 2-1-17	53	54,385
5.5%, 2-1-17	21	22,143
6.0%, 5-1-17	36	37,778
5.0%, 12-1-17	337	342,991
5.5%, 1-1-18	1,531	1,583,499
5.0%, 3-1-18	2,271	2,309,907
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	99	102,867
5.0%, 12-15-17	503	516,237
4.0%, 9-15-18	2,607	2,554,637
3.75%, 1-20-34	1,866	1,849,836
		35,754,475

Treasury Obligations - 17.40%
United States Treasury Notes:
2.0%, 8-31-05	5,000	4,980,470
2.75%, 6-30-06	4,000	3,989,220
3.5%, 11-15-06	3,000	3,025,314
4.75%, 11-15-08	3,000	3,142,149
3.125%, 4-15-09	5,000	4,924,220
5.0%, 8-15-11	5,000	5,322,850
4.375%, 8-15-12	4,000	4,095,468
		29,479,691

TOTAL UNITED STATES GOVERNMENT SECURITIES - 44.47%		$75,340,681

(Cost: $75,531,697)

TOTAL SHORT-TERM SECURITIES - 1.28%		$2,169,717

(Cost: $2,169,717)

TOTAL INVESTMENT SECURITIES - 100.00%		$169,428,535

(Cost: $169,612,745)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of this security amounted to 1.76% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards ----------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ----------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ----------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005